Expense Example	Dec. 19, 2025 USD ($)
Tuttle Capital MSTR Income Blast ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	315
Tuttle Capital NVIDIA Income Blast ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Tuttle Capital Coinbase Income Blast ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Tuttle Capital Tesla Income Blast ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Tuttle Capital Palantir Income Blast ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Tuttle Capital HOOD Income Blast ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Tuttle Capital Magnificent 7 Income Blast ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Tuttle Capital Meme Stock Income Blast ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	$ 315